February 9, 2006

Securities and Exchange Commission
450 fifth Street, N.W.
Judiciary Plaza
Washington D.C. 20549-1004
Attention: Filing Desk, Stop 1-4


Gentlemen:

Pursuant to regulations of the Securities and Exchange Commission submitted herewith for filing on behalf of KB Home is its Annual Report on Form 10-K for the year ended November 30, 2005.

This filing is being effected by direct transmission to the Commission's EDGAR system.

Very truly yours,



/s/ WILLIAM R. HOLLINGER
-----------------------------
William R. Hollinger
Senior Vice President and Controller